Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2021	May 31, 2021	Dec. 31, 2020
Purchase Obligation			$ 136,248
Contractual Obligation		$ 130,000	130,000
Amended Contractual Obligation		$ 300,000
Purchase commitments to Cloud Service Provider [Member]
Purchase Obligation			131,200
Purchase commitments to Obtaining Intellectual Propertyrights [Member]
Purchase Obligation			5,000
Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 11,100		$ 11,100